Financial Instruments (Schedule of Fair Values Hierarchy) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6)	€ 1,282	€ 1,249
Marketable securities	2,132	5,412
Forward contracts	977	2,650
Swap contracts	632	539
Currency swap	2,117	€ 1,244
Dori loan	€ 9,189
Forward contract [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contract [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Currency swap [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Dori loan [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Income receivable in connection with the A.R.Z. Electricity PSP [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.	The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.
Marketable securities [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value	Market price	Market price
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6)
Marketable securities
Forward contracts
Swap contracts
Currency swap
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6)
Marketable securities	2,132	5,412
Forward contracts	977	2,650
Swap contracts	632	539
Currency swap	2,117	1,244
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6)	1,282	1,249
Marketable securities
Forward contracts
Swap contracts
Currency swap
Dori loan	€ 9,189